Note 1 - Nature of the Business and Basis of Preparation - Schedule of Subsidiaries (Details)	Sep. 30, 2017
BeyondSpring U.S. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring Ltd. [Member]
Equity method investment, ownership percentage	100.00%
BeyondSpring HK [Member]
Equity method investment, ownership percentage	100.00%
BVI Biotech [Member]
Equity method investment, ownership percentage	100.00%
Wanchun Shenzhen [Member]
Equity method investment, ownership percentage	100.00%
Wanchunbulin [Member]
Equity method investment, ownership percentage	60.00%
BeyondSpring Australia [Member]
Equity method investment, ownership percentage	100.00%